Motley Fool 100 Index ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Altaba, Inc. - Escrow Shares (a)(b)	8,537	$ 8,537

Aerospace & Defense - 1.3%
Axon Enterprise, Inc. (b)	7,000	3,141,040
HEICO Corp.	9,759	3,397,889
Howmet Aerospace, Inc.	32,567	8,410,428
Rocket Lab Corp. (b)	50,999	7,317,336
TransDigm Group, Inc.	4,550	5,725,356
		27,992,049

Air Freight & Logistics - 0.4%
FedEx Corp.	19,337	7,962,010

Automobiles - 2.3%
Tesla, Inc. (b)	112,084	48,845,086

Banks - 3.3%
JPMorgan Chase & Co.	213,834	64,002,654
Truist Financial Corp.	97,437	4,697,438
		68,700,092

Beverages - 0.3%
Monster Beverage Corp. (b)	79,948	7,041,820

Biotechnology - 1.9%
Alnylam Pharmaceuticals, Inc. (b)	9,918	2,995,038
Amgen, Inc.	42,746	14,396,425
Gilead Sciences, Inc.	97,514	13,108,807
Vertex Pharmaceuticals, Inc. (b)	20,356	9,110,124
		39,610,394

Broadline Retail - 5.6%
Amazon.com, Inc. (b)	413,542	111,921,007
Coupang, Inc. (b)	135,000	2,241,000
eBay, Inc. (c)	35,455	3,874,168
		118,036,175

Capital Markets - 2.1%
CME Group, Inc.	29,388	8,038,793
Goldman Sachs Group, Inc.	24,555	25,182,626
Intercontinental Exchange, Inc.	44,897	6,638,021
Nasdaq, Inc.	45,980	4,254,070
		44,113,510

Chemicals - 0.5%
Ecolab, Inc.	22,397	5,733,632
Sherwin-Williams Co.	19,384	5,889,635
		11,623,267

Commercial Services & Supplies - 0.6%
Cintas Corp.	34,188	5,855,037

Waste Management, Inc.	31,671	6,697,149
		12,552,186

Communications Equipment - 1.3%
Arista Networks, Inc. (b)	112,797	17,987,738
Motorola Solutions, Inc.	13,808	5,568,490
Ubiquiti, Inc.	5,072	2,961,338
		26,517,566

Construction & Engineering - 0.4%
Comfort Systems USA, Inc.	2,926	5,349,342
EMCOR Group, Inc.	3,613	2,987,301
		8,336,643

Consumer Staples Distribution & Retail - 3.5%
Costco Wholesale Corp.	34,298	32,799,863
Sysco Corp.	44,129	3,345,420
Walmart, Inc.	321,452	37,208,069
		73,353,352

Electric Utilities - 0.4%
Constellation Energy Corp.	30,187	8,686,309

Electronic Equipment, Instruments & Components - 0.9%
Coherent Corp. (b)	17,333	6,265,359
Corning, Inc.	67,737	12,271,235
		18,536,594

Entertainment - 2.5%
Live Nation Entertainment, Inc. (b)(c)	18,529	3,120,469
Netflix, Inc. (b)	329,838	28,372,665
ROBLOX Corp. - Class A (b)	50,000	2,357,500
Take-Two Interactive Software, Inc. (b)	14,932	3,347,157
Walt Disney Co.	144,430	14,707,307
		51,905,098

Financial Services - 6.5%
Berkshire Hathaway, Inc. - Class B (b)	86,013	40,811,448
Block, Inc. (b)	49,246	3,728,907
Mastercard, Inc. - Class A	71,507	35,323,028
PayPal Holdings, Inc.	73,799	3,302,505
Rocket Cos., Inc. - Class A (b)	228,166	3,310,689
Visa, Inc. - Class A	153,657	50,147,499
		136,624,076

Ground Transportation - 1.3%
Old Dominion Freight Line, Inc.	16,261	3,661,164
Uber Technologies, Inc. (b)	170,773	12,022,419
Union Pacific Corp. (c)	46,858	12,306,785
		27,990,368

Health Care Equipment & Supplies - 1.0%
GE HealthCare Technologies, Inc.	37,252	2,322,290
IDEXX Laboratories, Inc. (b)	6,564	3,699,011
Intuitive Surgical, Inc. (b)	29,641	12,586,754
ResMed, Inc.	11,828	2,254,062
		20,862,117

Health Care Providers & Services - 1.1%
CVS Health Corp.	101,457	9,230,558
HCA Healthcare, Inc.	18,739	7,093,461
McKesson Corp.	9,913	7,359,808
		23,683,827

Hotels, Restaurants & Leisure - 2.1%
Airbnb, Inc. - Class A (b)	50,519	6,734,688
Booking Holdings, Inc.	66,975	11,213,624
Chipotle Mexican Grill, Inc. (b)	98,000	3,122,280
DoorDash, Inc. - Class A (b)	36,808	5,863,147
Marriott International, Inc. - Class A	21,107	7,927,789
Starbucks Corp.	95,739	9,493,479
		44,355,007

Insurance - 0.4%
Progressive Corp.	47,761	9,093,694

Interactive Media & Services - 12.4%
Alphabet, Inc. - Class C	485,713	182,836,945
Meta Platforms, Inc. - Class A	126,503	80,014,412
		262,851,357

IT Services - 0.7%
Cloudflare, Inc. - Class A (b)	30,986	7,493,034
Snowflake, Inc. - Class A (b)(c)	31,827	8,133,390
		15,626,424

Machinery - 0.5%
Cummins, Inc.	11,329	7,325,671
Westinghouse Air Brake Technologies Corp.	13,390	3,496,933
		10,822,604

Oil, Gas & Consumable Fuels - 1.7%
Chevron Corp.	153,023	27,920,576
EQT Corp.	49,748	2,732,658
Kinder Morgan, Inc.	175,598	5,457,586
		36,110,820

Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co.	153,676	8,787,194

Semiconductors & Semiconductor Equipment - 21.4%
Advanced Micro Devices, Inc. (b)	130,815	67,513,622
Broadcom, Inc.	232,349	103,806,563
Intel Corp. (b)	412,343	47,287,495
Lam Research Corp.	111,236	35,393,070
NVIDIA Corp.	940,128	198,498,626
		452,499,376

Software - 12.1%
Adobe Systems, Inc. (b)	33,020	8,559,114
AppLovin Corp. - Class A (b)	31,401	19,251,639
Autodesk, Inc. (b)	17,398	4,024,331
Crowdstrike Holdings, Inc. - Class A (b)	21,517	15,728,927

Datadog, Inc. - Class A (b)	30,813		7,621,596
Fortinet, Inc. (b)	60,064		8,287,030
Intuit, Inc.	21,293		7,059,268
Microsoft Corp.	292,532		131,709,608
Palo Alto Networks, Inc. (b)	66,483		18,727,596
Salesforce, Inc.	70,000		13,377,000
ServiceNow, Inc. (b)	79,000		9,825,230
Synopsys, Inc. (b)	16,714		7,949,513
Workday, Inc. - Class A (b)	19,500		2,850,705
			254,971,557

Specialized REITs - 0.9%
American Tower Corp.	37,846		7,075,688
Crown Castle, Inc.	35,022		3,204,513
Equinix, Inc.	7,758		8,285,854
			18,566,055

Specialty Retail - 0.8%
AutoZone, Inc. (b)	1,305		3,830,423
TJX Cos., Inc.	87,177		13,490,641
			17,321,064

Technology Hardware, Storage & Peripherals - 8.3%
Apple, Inc.	560,893		175,032,270

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. - Class B	108,000		4,992,840

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.	86,293		16,182,526
TOTAL COMMON STOCKS (Cost $1,453,933,751)			2,110,193,864

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.8%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (d)	16,763,894		16,763,894
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,763,894)			16,763,894

TOTAL INVESTMENTS - 100.7% (Cost $1,470,697,645)			2,126,957,758
Liabilities in Excess of Other Assets - (0.7)%		(0.00697)	(14,731,516)
TOTAL NET ASSETS - 100.0%			$ 2,112,226,242

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $8,537 or 0.0% of net assets as of May 31, 2026.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $16,783,235.
(d)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Motley Fool 100 Index ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,110,185,327	$ –	$ 8,537	$ 2,110,193,864
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	16,763,894
Total Investments	$ 2,110,185,327	$ –	$ 8,537	$ 2,126,957,758

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.